Lease Obligations - Summary of Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 38,505
Amounts representing finance charges	(5,035)
Net minimum lease payments	33,470
Less Than One Year
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	5,938
One to Three Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	10,514
Three to Five Years
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	8,424
Thereafter
Disclosure Of Maturity Analysis Of Finance Lease Payments Receivable [Line Items]
Minimum lease payments	$ 13,629